Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events
Note 13 – Subsequent Events

First Private Offering

Subsequent to September 30, 2011, the public company had five additional closings of the Offering pursuant whereby an aggregate of 7,763,494 investor units (“Units”) were sold at a price of $0.25 per Unit, resulting in $1,940,874 of aggregate gross proceeds. Each Unit consists of one share of common stock and a warrant to purchase one-half share of the Company’s common stock (the “Investor Warrants”), such that 7,763,494 shares of common stock and Investor Warrants to purchase 3,881,747 shares of the Company’s common stock were issued. In addition, the placement agent (1) was paid cash commissions of $81,750; and (2) was issued five-year Broker Warrants to purchase 327,000 shares of the Company’s common stock.

Consulting Agreement

On October 1, 2011 we entered into a six month consulting agreement (the “Consulting Agreement”) for general business consulting services and advice including, but not limited to, services and advice related to (i) corporate planning and strategies; and (ii) general financial matters. The Company is paying $110,000 and issuing 400,000 warrants under the Consulting Agreement, payable and issuable on or before November 30, 2011. The warrants are exercisable to purchase a like number of shares for a period of 5 years from issuance at an exercise price of $0.25 per share.

Second Private Offering

In December 2011, the public company commenced a second private offering (the “Second Offering”) pursuant to which, during December 2011 and January 2012, the Company had two closings on the sale of an aggregate of approximately 8,269,000 investor units (“Second Units”), at a price of $0.375 per Second Unit, or approximately $3,101,000 of aggregate gross proceeds. Each Second Unit consists of one share of common stock and a warrant to purchase one-quarter share of our common stock (the “Second Investor Warrants”), such that an aggregate of approximately 8,269,000 shares of common stock and Second Investor Warrants to purchase approximately 2,067,000 shares of common stock were issued.

The Second Offering was made on a “best efforts” basis with respect to a maximum of 8,000,000 Second Units ($3,000,000 of aggregate proceeds).  In addition, in the event the maximum number of Second Units is sold, the placement agent and the Company have the option to offer an additional 2,666,667 Second Units ($1,000,000 of aggregate proceeds).

The Second Investor Warrants are exercisable for a period of five years at an exercise price of $1.00 per full share of common stock.  The Second Investor Warrants may be called for redemption by the Company at any time upon not less than 30 or more than 60 days prior written notice, provided that, at the time of delivery of such notice, (i) there is a registration statement covering the resale of the shares underlying the warrants; (ii) the average closing bid price for the Company’s common stock for each of the 20 consecutive trading days prior to the date of the notice of redemption is at least $2.00, as proportionally adjusted to reflect any stock splits, stock dividends, combinations of shares or like events; and (iii) the average trading volume for the Company’s common stock is at least 100,000 shares per day during the 20 consecutive trading days prior to the date of the notice of redemption and that during such 20-day period there is no more than one trading day in which there is no trading in the Company’s common stock.

The Second Investor Warrants, at the option of the holder, may be exercised by cash payment of the exercise price to the Company. Alternatively, the Second Investor Warrants may be exercised on a cashless basis commencing one year after the date of the final closing of the Second Offering if no registration statement registering the shares underlying the investor warrants is then in effect. The exercise price and number of shares of common stock issuable on exercise of the investor warrants may be adjusted in certain circumstances including stock splits, stock dividends, and future issuances of the Company’s equity securities without consideration or for consideration per share less than $0.375 (as specified in the warrant agreement).

The placement agent for the Second Offering received a cash commission of 10% or 5% of the funds raised from investors in the Second Offering that were directly attributable or referred to the placement agent, respectively. In addition, the placement agent received five-year warrants to purchase shares of common stock (the “Second Broker Warrants”) equal to 10% or 5% of the Second Units sold to investors in the Second Offering that were directly attributable or referred to the placement agent, respectively. As a result of the foregoing arrangement, the placement agent (1) was paid aggregate cash commissions of approximately $218,000; and (2) was issued Second Broker Warrants to purchase an aggregate of approximately 580,000 shares of common stock.

The Second Broker Warrants are identical to the Second Investor Warrants in all material respects except that (i) the resale of the common stock underlying them is not covered by a registration statement; and (ii) they have an exercise price of $0375 per share of common stock.

In connection with the Second Offering, the Company executed a registration rights agreement, whereby the Company committed to file a registration statement covering the resale of the common stock underlying the Second Units sold or to be sold in the Second Offering and the common stock that is issuable upon exercise of the Second Investor Warrants (but not the common stock that is issuable upon exercise of the Second Broker Warrants) within 75 days of the final closing of the Second Offering, and to use commercially reasonable efforts to cause the registration statement to become effective no later than 150 days after it is filed. The Company will be liable for monetary penalties at the monthly rate of 1% (to a maximum of 10%) of each holder’s investment in the Second Offering until the failure to meet the above deadlines are cured or upon the occurrence of certain other specified events. Notwithstanding the foregoing, no payments shall be owed with respect to that portion of a holder’s registrable securities (1) which may be sold by such holder under Rule 144 or pursuant to another exemption from registration; or (2) which the Company is unable to register due to limits imposed by Rule 415 under the Securities Act (which shares would then be eligible for “piggyback” registration rights with respect to any registration statement filed by the Company following the effectiveness of the original registration statement).

Note 19 - Subsequent Events

Issuance of Convertible Notes Payable Pursuant to the Borrowing Agreement:
During February 2011, the Company borrowed $63,000 pursuant to the Borrowing Agreement.  The funds borrowed under the Borrowing Agreement are convertible at the option of the holder into units of the Company’s securities at the lesser of (i) $0.319 per unit or (ii) 80% of the purchase price per share of common stock in the first equity or convertible debt financing of the Company of not less than $500,000 in aggregate proceeds. A unit consists of one share of the Company’s common stock and one two-year warrant to purchase one share of common stock at an exercise price of $0.319. In connection with the issuance of the notes, the Company also granted five-year warrants to purchase 40,000 shares of the Company’s common stock at an exercise price of $0.319 per share.

The conversion price of the notes was not fixed and determinable on the date of issuance and as such in accordance with ASC 815, the embedded conversion options of the notes on the date of issuance were valued using the binomial lattice options pricing model and recorded as derivative liabilities (see Note 11). The fair values of the conversion options ($29,617) and five-year warrants ($4,750) issued in connection with the notes on the date of issuance aggregated $34,367, and were recorded as debt discount.

Issuance of Common Stock:
On March 31, 2011, $2,500 of accrued interest associated with the non-related party convertible note payable was settled by delivering 7,837 shares of the Company’s common stock to the note holder.

Warrant Term Extension:
On June 15, 2011, 5,525,522 warrants that were scheduled to expire were extended for two years. The value of the modified warrants was deemed to be immaterial after applying the binomial lattice option pricing model using the following assumptions: risk-free rate of 0.81% to 1.40%; expected volatility of 75%; expected term of 0.21 years; and dividend yield of 0%.

Issuance and Conversion of Convertible Bridge Notes:
Through August 2011, the Company issued Convertible Bridge Notes with an aggregate principal amount of $2,275,000 to third parties which mature in October and December 2011. The Convertible Bridge Notes bear interest at 10% per annum. The Convertible Bridge Notes are secured in accordance with the terms of a security agreement, whereby the note holders have a security interest in all of the equipment, inventory and goods owned by the Company.  Upon the closing of the reverse merger (see below), these Convertible Bridge Notes were assigned to the affiliated public company and all amounts due plus accrued interest on these notes was converted into shares of common stock and warrants of the public company at $0.25 per unit. A unit consists of one share of common stock of the public company and a five-year warrant to purchase half of a share of common stock of the public company at a price of $0.625 per share.

Consulting Agreement:
On August 21, 2011, the Company entered into an agreement for public relations and financial communications services for a term that expires on November 21, 2011.  In consideration of services to be rendered, the Company agreed to pay $15,000 in cash per month in advance, for an aggregate of $45,000, and, subject to the consummation of the reverse merger, to issue 70,000 shares of the public company common stock per month, for an aggregate of 210,000 shares.  The Company will value the shares and record the associated consulting expense at each issuance date.

Forgiveness of Indebtedness:
On July 29, 2011, the Company’s board of directors approved that, immediately prior to, and conditioned upon the effectiveness of the reverse merger, a note receivable of $187,717 from an officer and stockholder of the Company (as described in Note 4) was written-off after being forgiven by the Company and a special bonus of approximately $143,000 was awarded to cover taxes associated with income to the stockholder from the forgiveness of the note.

Reverse Merger:
On September 21, 2011, the Company executed a reverse merger agreement with a public company and its wholly owned subsidiary (the “Merger Agreement”).  Pursuant to the Merger Agreement and following the Offering (see below), the stockholders of the Company received an aggregate of 72.7% of the common stock of the public company as a result of exchanging each share of common stock of the Company for (1) 1.27126 shares of common stock of the public company (the “Merger Shares”); and (2) 1.27126 warrants, each to purchase one-half share of common stock of the public company (the “Merger Warrants”).

An indemnification representative for the Company’s stockholders executed an Escrow Agreement, whereby it was agreed that 5% of the Merger Shares due to the Company’s stockholders would be held in escrow for a two year period.  In addition, a Lock-Up Agreement requires that (1) officers, directors, key employees and holders of 10% or more of the Company’s common stock not sell or otherwise transfer their shares for a period of eighteen months; and (2) the Company not register their shares for resale for a period of two years.

The Merger Warrants are exercisable for a period of five years at an exercise price of $0.625 per full share of common stock and are identical to the Investor Warrants (see below) in all material respects except that (i) the resale of the common stock underlying them is not covered by a registration statement; (ii) the Company may redeem the Merger Warrants only if they are eligible to be exercised on a cashless basis; and (iii) they are only exercisable on a cashless basis in connection with a redemption of the Merger Warrants and only commencing one year after the date of filing this Current Report on Form 8-K with the SEC regarding the reverse merger.

Conversion, Exercise and Cancellation of Financial Instruments:
On September 21, 2011, immediately prior to, and conditioned upon the effectiveness of the reverse merger: (1) all of the outstanding convertible notes converted into an aggregate of 15,425,196 shares of the Company’s common stock; (2) warrants to purchase 1,271,178 shares of common stock were exercised for total proceeds of $3,045 and all of the remaining warrants were cancelled; and (3) all of the outstanding options to purchase shares of the Company’s common stock were cancelled.

Private Offering:
In July 2011, the public company commenced a private offering (the “Offering”) pursuant to which, on September 21, 2011, the Company had an initial closing on the sale of 12,547,757 investor units (“Units”), at a price of $0.25 per Unit, or $3,136,938 of aggregate gross proceeds. The initial closing on the sale of Units included the conversion of $2,275,000 of principal, plus accrued interest, from the Convertible Bridge Notes previously received by the Company between April 2011 and August 2011.  The Offering for the remaining 7,452,243 Units will continue after the closing of the reverse merger. Each Unit consists of one share of common stock and a warrant to purchase one-half share of its common stock (the “Investor Warrants”), such that 12,547,757 shares of common stock and Investor Warrants to purchase 6,273,880 shares of common stock were issued.

The Offering was made on an “all or nothing” basis with respect to a minimum of 12,000,000 Units ($3,000,000 of aggregate proceeds) and on a “best efforts” basis with respect to a maximum of 20,000,000 Units ($5,000,000 of aggregate proceeds).  In addition, in the event the maximum number of Units is sold, the placement agent and the Company have the option to offer an additional 4,000,000 Units ($1,000,000 of aggregate proceeds).  The closing of the minimum offering of 12,000,000 Units and the closing of the reverse merger were conditioned upon each other.

The Investor Warrants are exercisable for a period of five years at an exercise price of $0.625 per full share of common stock.  The Investor Warrants may be called for redemption by the Company at any time upon not less than 30 or more than 60 days prior written notice, provided that, at the time of delivery of such notice, (i) there is a registration statement covering the resale of the shares underlying the warrants; (ii) the average closing bid price for the Company’s common stock for each of the 20 consecutive trading days prior to the date of the notice of redemption is at least $1.25, as proportionally adjusted to reflect any stock splits, stock dividends, combinations of shares or like events; and (iii) the average trading volume for the Company’s common stock is at least 50,000 shares per day during the 20 consecutive trading days prior to the date of the notice of redemption and that during such 20-day period there is no more than one trading day in which there is no trading in the Company’s common stock.

The Investor Warrants, at the option of the holder, may be exercised by cash payment of the exercise price to the Company. Alternatively, the Investor Warrants may be exercised on a cashless basis commencing one year after the date of filing of the Current Report on Form 8-K with the SEC regarding the reverse merger if no registration statement registering the shares underlying the Investor Warrants is then in effect. The exercise price and number of shares of common stock issuable on exercise of the Investor Warrants may be adjusted in certain circumstances including stock splits, stock dividends, and future issuances of the Company’s equity securities without consideration or for consideration per share less than $0.25 (as specified in the warrant agreement).

The placement agent for the Offering received a cash commission of 10% of the funds raised from investors in the Offering that were directly attributable to the placement agent. In addition, the placement agent received five-year warrants to purchase shares of common stock equal to 10% of the Units sold to investors in the Offering (the “Broker Warrants”). As a result of the foregoing arrangement, the placement agent (1) was paid cash commissions of $68,750; (2) was reimbursed for $23,400 of out-of-pocket expenses; and (3) was issued five-year Broker Warrants to purchase 275,000 shares of common stock. In addition, the placement agent acted as a finder in connection with the Convertible Bridge Note financing. In such capacity, it earned a fee of $2,500 related to the issuance of a $25,000 Convertible Bridge Note, plus a warrant, which was converted upon the initial closing of the Offering into a warrant to purchase up to 10,000 shares of the public company common stock.

The Broker Warrants are identical to the Investor Warrants in all material respects except that (i) the resale of the common stock underlying them is not covered by a registration statement; and (ii) they have an exercise price of $0.25 per share of common stock.

On September 21, 2011, the Company executed a registration rights agreement, whereby the Company committed to file a registration statement covering the resale of the common stock underlying the Units sold or to be sold in the Offering and the common stock that is issuable upon exercise of the Investor Warrants (but not the common stock that is issuable upon exercise of the Broker Warrants or Merger Warrants) within 75 days of the final closing of the Offering, and to use commercially reasonable efforts to cause the registration statement to become effective no later than 150 days after it is filed. The Company will be liable for monetary penalties at the monthly rate of 1% (to a maximum of 10%) of each holder’s investment in the Offering until the failure to meet the above deadlines are cured. Notwithstanding the foregoing, no payments shall be owed with respect to that portion of a holder’s registrable securities (1) which may be sold by such holder under Rule 144 or pursuant to another exemption from registration; or (2)  which the Company is unable to register due to limits imposed by Rule 415 under the Securities Act (which shares would then be eligible for “piggyback” registration rights with respect to any registration statement filed by the Company within two years following the effectiveness of the original registration statement).